Summary of significant accounting policies (Tables)	12 Months Ended
Sep. 30, 2024
Accounting Policies [Abstract]
Schedule of disaggregation revenues

The following table disaggregates the Group’s revenues for the years ended September 30, 2022, 2023 and 2024:

	For the years ended September 30,
	2022	2023	2024

By revenue type:
New car sales	$72,963	$73,697	$55,817
Auto parts and auto accessories sales	39,031	36,847	68,560
Automotive insurance related services	8,354	2,997	360
Total	$120,348	$113,541	$124,737

Schedule of currency exchange rates

	As of September 30,
	2023	2024
Balance sheet items, except for equity accounts	7.2960	7.0176

	For the years ended September 30,
	2022	2023	2024
Items in the statements of operations and comprehensive income/(loss), and statements of cash flows	6.5532	7.0533	7.2043

Schedule of net income (loss) per share

The net income (loss) per share presented in the statements of operations and comprehensive income (loss) was based on the following:

	For the year ended		For the year ended		For the year ended
	September 30, 2022		September 30, 2023		September 30, 2024
	Redeemable ordinary shares	Non-redeemable ordinary shares	Redeemable ordinary shares	Non-redeemable ordinary shares	Redeemable ordinary shares	Non-redeemable ordinary shares
Numerator:
Attribution of net (loss)/income	$(5,407)	$(13,303)	$(6,235)	$(15,342)	$8,305	$24,161
Accretion of mezzanine equity to redemption value	10,675	-	10,782	-	10,300	-
Conversion of redeemable principal interests into ordinary shares upon IPO	-	-	-	-	(53,469)	-
Allocation of net income/ (loss)	$5,268	$(13,303)	$4,547	$(15,342)	$(34,864)	$24,161

Denominator:
Basic and diluted weighted average shares outstanding	28,900,700	71,099,300	28,900,700	71,117,252	26,294,899	76,497,505
Basic and diluted net income/ (loss) per shares	$0.18	$(0.19)	$0.16	$(0.22)	$(1.33)	$0.32